Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

6Intangible assets

The changes in the carrying value of the intangible assets can be presented as follows for the years 2024, 2023 and 2022:

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Acquisition value
At January 1, 2022	5,442	11,709	35,872	7,155	60,177
Additions	362	184	—	2,619	3,165
Acquisition of a subsidiary	1,241	—	8,613	—	9,855
Disposals	(267)	(1,142)	—	—	(1,409)
Transfer between accounts	137	1,908	—	(1,248)	797
Currency translation	(1)	20	(54)	1	(33)
Other	—	—	—	—	—
At December 31, 2022	6,915	12,679	44,431	8,527	72,552
Additions	327	1,006	—	1,685	3,018
Acquisition of a subsidiary	—	—	—	—	—
Disposals	(132)	(4,504)	—	(45)	(4,680)
Transfer between accounts	129	7,458	—	(7,603)	(16)
Currency translation	0	11	241	—	252
Other	—	—	—	—	—
At December 31, 2023	7,239	16,649	44,673	2,564	71,125
Additions	315	79	—	1,477	1,871
Acquisition of a subsidiary	122	—	2,938	—	3,060
Disposals	(11)	(278)	—	—	(289)
Transfer between accounts	102	1,413	—	(1,516)	0
Currency translation	1	(33)	(139)	(2)	(173)
Other	—	—	—	—	—
At December 31, 2024	7,768	17,830	47,472	2,523	75,593

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Amortization & Impairments
At January 1, 2022	(3,337)	(9,839)	(13,244)	(2,090)	(28,510)
Amortization charge for the year	(1,729)	(1,416)	(3,780)	—	(6,926)
Impairments	(29)	(672)	—	—	(702)
Disposals	267	1,142	—	—	1,408
Transfer between accounts	—	—	—	—	—
Currency translation	0	(15)	67	—	52
At December 31, 2022	(4,829)	(10,799)	(16,957)	(2,090)	(34,676)
Amortization charge for the year	(755)	(3,027)	(2,722)	—	(6,504)
Impairments	—	—	(2,915)	—	(2,915)
Disposals	132	4,504	—	—	4,636
Transfer between accounts	—	—	—	—	—
Currency translation	(0)	(10)	(191)	—	(202)
Other	—	—	—	—	—
At December 31, 2023	(5,453)	(9,333)	(22,785)	(2,090)	(39,661)
Amortization charge for the year	(531)	(3,763)	(2,095)	—	(6,389)
Impairments	—	(46)	—	—	(46)
Disposals	11	278	—	—	289
Transfer between accounts	(0)	(0)	—	—	(0)
Currency translation	(0)	33	154	—	187
Other	—	—	—	—	—
At December 31, 2024	(5,973)	(12,830)	(24,726)	(2,090)	(45,619)

Net carrying value
At December 31, 2024	1,794	4,999	22,746	433	29,973
At December 31, 2023	1,786	7,316	21,887	474	31,464
At December 31, 2022	2,086	1,879	27,474	6,437	37,875
At January 1, 2022	2,105	1,869	22,628	5,065	31,668

Patent and licenses include only the directly attributable external costs incurred in registering the patent and obtaining the license. Software relates to purchased software for internal use and in-house developed technology. The remaining amortization period is 1.3 years for the main software purchases and 3.4 years for the main patents and licenses.

The ‘Acquired customers, technology and other intangibles’ have been recognized as part of the acquisition of Materialise Motion, Engimplan, ACTech, E-Prototypy, OrthoView, Cenat, Link3D, Identify3D and FEops NV (see Note 4). At December 31, 2024, the remaining amortization period for the acquired customers is 3.2 years for Materialise Motion, fully amortized for Engimplan, 12.0 years for ACTech, fully amortized for E-Prototypy, fully amortized for OrthoView and 0.25 years for Cenat. At December 31, 2024, the remaining amortization period for the acquired technology and contracts is 2.8 years for Materialise Motion and 6.6 years for FEops NV.

The net book value of developed technology and software under construction at December 31, 2024 relates primarily to the internal digitalization program.

The total amortization charge for 2024 is K€6,389 (2023: K€6,504; 2022: K€6,926). In 2023, impairments were booked on “Acquired customers, technology and other intangibles” for K€2,915 related to Motion and Engimplan (also refer to Note 5).